Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue [Abstract]
Contract Liabilities	$ 802,787		$ 802,787		$ 786,572
Advance from customers	702,889		702,889		525,868	$ 69,352
Deferred revenue	99,899		99,899		260,705	277,398
Revenue recognized		$ 40,519	$ 360,686	$ 133,011	$ 77,226	$ 269,170